SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Details) - Securities sold under agreements to repurchase - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Average daily balance during the year	$ 15,817,024	$ 18,974,688
Average interest rate during the year (as a percent)	0.02%	0.02%
Maximum month-end balance during the year	$ 20,765,781	$ 23,275,868
Weighted average interest rate at year-end (as a percent)	0.02%	0.02%